Shareholders' Equity (Directors Stock Options Narrative) (Details) (USD $)	12 Months Ended		87 Months Ended		0 Months Ended	12 Months Ended		76 Months Ended	80 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Oct. 26, 2009 Stock Options [Member] Directors Stock Option Plan [Member]	Dec. 31, 2012 Stock Options [Member] Directors Stock Option Plan [Member]	Dec. 31, 2003 Stock Options [Member] Directors Stock Option Plan [Member]	Dec. 31, 2011 Stock Options [Member] Directors Stock Option Plan [Member]	Aug. 31, 2005 Stock Options [Member] Directors Stock Option Plan [Member]	Dec. 31, 1999 Stock Options [Member] Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Original allotment of shares										1,263,333
Exercisable rate	6.25%
Period options are exercisable at a rate of 1/16	3 months
Expected term			6 years					6 years	10 years
Additional shares granted					30,000		50,000
Additional shares granted for directors re-elected							16,667
Options outstanding		3,991,468	3,991,468	4,032,681		1,131,885		1,047,827
Exercisable rate						6.25%
Exercisable period						3 months
Options granted		1,716,552				166,669
Weighted average exercise price of options outstanding		$ 3.03	$ 3.03	$ 3.06		$ 3.17
Weighted average exercise price of exercisable options		$ 2.88				$ 1.39
Options exercised		738,995				37,209
Weighted average exercise price of options exercised		$ 3.28	$ 3.28			$ 3.16
Options vested and unexercised		3,800,579	3,800,579			696,848